UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ----
  This Amendment (Check only one.):         [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413
                         -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1232

Signature, Place, and Date of Signing:

/s/ Carolyn S. Parlato                  New York, New York     November 15, 2004
-------------------------------------  ---------------------   -----------------
/s/ by Carolyn S. Parlato with Express     [City, State]            [Date]
    Permission


Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              22
                                            --------------------

Form 13F Information Table Value Total:           $232,589
                                            --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                      FORM 13F INFORMATION TABLE

    COLUMN    1             COLUMN 2        COLUMN 3      COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- --------------- ------------- --------- ----------------------- ---------- --------- -------------------
                                                          VALUE     SHRS OR            PUT/ INVESTMENT [OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS  CUSIP         (X$1000)  PRN AMT    SH/PRN  CALL DISCRETION MANAGERS] SOLE   SHARED NONE
--------------              --------------  -----         --------  -------    ------  ---- ---------- --------- ----   ------ ----
AT&T WIRELESS SERVICES
INC                         COMMON STOCK    00209A106     25,680    1,737,500               SOLE                        X

CONSECO, INC. 27.6000       PREFERRED
EXP 09/10/2008              STOCK           208464123        418      130,741               SOLE                        X


BKF CAP GROUP INC CMN       COMMON STOCK    05548G102      8,550      291,800               SOLE                        X

BLOCKBUSTER INC CLASS A
COMMON STOCK                COMMON STOCK    093679108      2,317      305,300               SOLE                        X

CREO INC CMN                COMMON STOCK    225606102        988      120,000               SOLE                        X

CRYSTALLEX INTL CORP CMN    COMMON STOCK    22942F101      1,796      532,900               SOLE                        X

GOLAR LNG LTD CMN           COMMON STOCK    G9456A100     14,029      897,600               SOLE                        X

GREY GLOBAL GROUP INC CMN   COMMON STOCK    39787M108     42,288       42,500               SOLE                        X

HAWAIIAN HOLDINGS INC CMN   COMMON STOCK    419879101      3,080      500,000               SOLE                        X

MCI INC. CMN                COMMON STOCK    552691107      1,161       69,300               SOLE                        X

MONEYGRAM INTERNATIONAL,
INC. CMN                    COMMON STOCK    60935Y109      1,972      115,464               SOLE                        X

NEWMONT MNG CORP HLDNG
CO CMN                      COMMON STOCK    651639106      2,732       60,000               SOLE                        X

OREGON STEEL MILLS INC
CMN                         COMMON STOCK    686079104      2,661      160,000               SOLE                        X

PEOPLESOFT INC CMN          COMMON STOCK    712713106     36,693     184,8510               SOLE                        X

PETRO-CANADA (CDN
SHARES) CMN                 COMMON STOCK    71644E102     33,768      650,000               SOLE                        X

PRICE COMMUNICATIONS
CORP NEW CMN                COMMON STOCK    741437305      1,601      105,000               SOLE                        X

RAMBUS INC CMN              COMMON STOCK    750917106      3,530      225,000               SOLE                        X

TLC VISION CORP CMN         COMMON STOCK    872549100     25,668    2,920,183               SOLE                        X

UNITEDHEALTH GROUP INC
CMN                         COMMON STOCK    91324P102      7,392      100,244               SOLE                        X

VIAD CORP CMN               COMMON STOCK    92552R406     15,069      635,000               SOLE                        X

PUT/CPN(YLNMZ) @ 2.5
EXP01/21/2006               OPTION          1313419MZ         72        1,194          PUT  SOLE


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PUT/RIMM(RUPMJ) @ 50
EXP01/22/2005               OPTION          7609769MJ      1,125       10,000          PUT  SOLE
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